Segmented information - Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Current assets	$ 65,541	$ 35,800
Property, plant and equipment and right-of-use assets	591	679
Other non-current assets	137,458	108,025
Total assets	203,590	144,504
Current liabilities	3,618	2,317
Non-current liabilities	1,089	930
Total liabilities	4,707	3,247
CANADA
Disclosure of operating segments [line items]
Current assets	65,541	35,800
Property, plant and equipment and right-of-use assets	591	679
Other non-current assets	0	0
Total assets	66,132	36,479
Current liabilities	3,618	2,317
Non-current liabilities	1,089	930
Total liabilities	4,707	3,247
GHANA
Disclosure of operating segments [line items]
Current assets	0	0
Property, plant and equipment and right-of-use assets	0	0
Other non-current assets	137,458	108,025
Total assets	137,458	108,025
Current liabilities	0	0
Non-current liabilities	0	0
Total liabilities	$ 0	$ 0